Document and Entity Information Document	Apr. 27, 2023
Entity Information [Line Items]
Entity Central Index Key	0000092380
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Emerging Growth Company	false
City Area Code	214
Local Phone Number	792-4000
Entity Registrant Name	SOUTHWEST AIRLINES CO.
Document Period End Date	Apr. 27, 2023
Entity Address, Address Line One	P. O. Box 36611
Entity Address, Postal Zip Code	75235-1611
Entity Incorporation, State or Country Code	TX
Document Type	8-K
Document Period End Date	Apr. 27, 2023
Entity Registrant Name	SOUTHWEST AIRLINES CO.
Entity File Number	1-7259
Entity Tax Identification Number	74-1563240
Entity Address, City or Town	Dallas,
Entity Address, State or Province	TX
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($1.00 par value)
Trading Symbol	LUV
Security Exchange Name	NYSE